24. Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Components of other income and other expenses
	2016	2015
Income
Income from investment in CFSG Partners	$429,008	$361,044

Expenses
Outsourcing expense	$509,345	$516,197
Service contracts - administration	389,971	330,563
Marketing	380,753	307,841
State deposit tax	568,549	562,271
ATM fees	382,227	372,609
Telephone	318,059	312,043
FDIC insurance	306,249	365,804